Significant accounting policies - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of summary of significant accounting policies [line items]
Consolidated loss after income tax	$ 6,039,000	$ 10,670,000	$ 12,155,000
Net current asset position	5,372,114	14,096,234
Net cash outflows from operating activities	8,661,000	11,435,000	11,980,000
Consolidated cash in hand and at bank	5,956,000	14,455,000	$ 33,453,000	$ 44,371,000
Current assets	9,260,000	$ 19,480,000
Excess value of share	$ 4,000,000
Research and development tax incentive program [member]
Disclosure of summary of significant accounting policies [line items]
Additional tax deduction percentage	43.50%
Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Trade receivables settlement period	30 days
Overdue period where trade receivables may be impaired	120 days
Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Trade receivables settlement period	60 days
Trade and other payables payment period		30 days
Top of range [member] | Research and development tax incentive program [member]
Disclosure of summary of significant accounting policies [line items]
Earning income	$ 20,000,000
Patents and intellectual property [member]
Disclosure of summary of significant accounting policies [line items]
Useful lives of intangible assets	5 years
Software [member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Useful lives of intangible assets	2.5 years
Software [member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Useful lives of intangible assets	10 years
Licensing agreement for GDC-0084 [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement	15 years
Plant and equipment [member] | Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful life of assets	2.5 years
Plant and equipment [member] | Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful life of assets	10 years